LEASES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
LEASES
Lease payments per month during the period	$ 21,860
Total operating lease cost	244,577	$ 461,804
Short term lease liabilities	92,051	77,363
Short-term leases	$ 137,537	$ 354,764